Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax, Domestic and Foreign [Table Text Block]
The components of International Paper’s earnings from continuing operations before income taxes and equity earnings by taxing jurisdiction were as follows:

In millions	2016	2015	2014
Earnings (loss)
U.S.	$573	$1,147	$565
Non-U.S.	383	119	307
Earnings (loss) from continuing operations before income taxes and equity earnings	$956	$1,266	$872

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision (benefit) for income taxes (excluding noncontrolling interests) by taxing jurisdiction was as follows:

In millions	2016	2015	2014
Current tax provision (benefit)
U.S. federal	$35	$62	$175
U.S. state and local	—	12	9
Non-U.S.	76	111	74
	$111	$185	$258
Deferred tax provision (benefit)
U.S. federal	$138	$321	$(67)
U.S. state and local	23	30	5
Non-U.S.	(25)	(70)	(73)
	$136	$281	$(135)
Income tax provision (benefit)	$247	$466	$123

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income tax expense using the statutory U.S. income tax rate compared with the actual income tax provision follows:

In millions	2016	2015	2014
Earnings (loss) from continuing operations before income taxes and equity earnings	$956	$1,266	$872
Statutory U.S. income tax rate	35%	35%	35%
Tax expense (benefit) using statutory U.S. income tax rate	335	443	305
State and local income taxes	15	27	10
Tax rate and permanent differences on non-U.S. earnings	(27)	(44)	(72)
Net U.S. tax on non-U.S. dividends	21	12	16
Tax benefit on manufacturing activities	(12)	(14)	(46)
Non-deductible business expenses	9	8	7
Non-deductible impairments	—	109	35
Sale of non-strategic assets	12	(61)	—
Tax audits	(14)	—	—
Subsidiary liquidation	(63)	—	(85)
Retirement plan dividends	(6)	(5)	(5)
Tax credits	(28)	(15)	(34)
Other, net	5	6	(8)
Income tax provision (benefit)	$247	$466	$123
Effective income tax rate	26%	37%	14%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of significant temporary differences, representing deferred income tax assets and liabilities at December 31, 2016 and 2015, were as follows:

In millions	2016	2015
Deferred income tax assets:
Postretirement benefit accruals	$165	$172
Pension obligations	1,344	1,403
Alternative minimum and other tax credits	270	283
Net operating and capital loss carryforwards	662	732
Compensation reserves	257	265
Other	251	244
Gross deferred income tax assets	2,949	3,099
Less: valuation allowance	(403)	(430)
Net deferred income tax asset	$2,546	$2,669
Deferred income tax liabilities:
Intangibles	$(231)	$(271)
Plants, properties and equipment	(2,828)	(2,727)
Forestlands, related installment sales, and investment in subsidiary	(2,260)	(2,253)
Gross deferred income tax liabilities	$(5,319)	$(5,251)
Net deferred income tax liability	$(2,773)	$(2,582)

Schedule of Unrecognized Tax Benefits Rollforward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2016, 2015 and 2014 is as follows:

In millions	2016	2015	2014
Balance at January 1	$(150)	$(158)	$(161)
(Additions) reductions based on tax positions related to current year	(4)	(6)	(15)
Additions for tax positions of prior years	(3)	(6)	(1)
Reductions for tax positions of prior years	33	7	9
Settlements	19	2	—
Expiration of statutes of limitations	5	4	2
Currency translation adjustment	2	7	8
Balance at December 31	$(98)	$(150)	$(158)

Schedule of Components of Net Provisions Related to Special Items [Table Text Block]
Included in the Company’s 2016, 2015 and 2014 income tax provision (benefit) are $(74) million, $(121) million and $(453) million, respectively, related to special items. The components of the net provisions related to special items were as follows:

In millions	2016	2015	2014
Special items	$(51)	$(84)	$(372)
Tax-related adjustments:
Return to accrual	23	23	—
Internal restructurings	(63)	(62)	(90)
Settlement of tax audits and legislative changes	(14)	—	10
Tax rate changes	23	—	—
Other tax adjustments	8	2	(1)
Income tax provision (benefit) related to special items	$(74)	$(121)	$(453)

Summary of Operating Loss and Tax Credit Carryforwards [Table Text Block]
The following details the scheduled expiration dates of the Company’s net operating loss and income tax credit carryforwards:

In millions	2017 Through 2026	2027 Through 2036	Indefinite	Total
U.S. federal and non-U.S. NOLs	$67	$9	$455	$531
State taxing jurisdiction NOLs	139	52	—	191
U.S. federal, non- U.S. and state tax credit carryforwards	176	21	183	380
U.S. federal and state capital loss carryforwards	22	—	—	22
Total	$404	$82	$638	$1,124